Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of currency analysis of bank borrowings
A currency analysis of bank borrowings at the end of the reporting periods is as follows:

	As of December 31,
	2021	2022
	HK$	HK$
Hong Kong dollars	116,000,000	—
United States dollars	272,870,500	156,309,551
Euro	—	4,169,550

	388,870,500	160,479,101